Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total	$ 67,275	$ 77,780
Current portion	6,100	12,030
Less: Current portion of deferred financing costs	(277)	(335)
Current portion of long-term debt, net of deferred financing costs, current	5,823	11,695
Long-term portion	61,175	65,750
Less: Non-current portion of deferred financing costs	(667)	(870)
Long-term debt, net of current portion and deferred financing costs, non-current	60,508	64,880
Northsea Alpha Vessel [Member] | Secondone Corporation Ltd [Member]
Property, Plant and Equipment [Line Items]
Total		2,890
Northsea Beta Vessel [Member] | Thirdone Corporation Ltd [Member]
Property, Plant and Equipment [Line Items]
Total		2,890
Pyxis Malou Vessel [Member] | Fourthone Corporation Ltd [Member]
Property, Plant and Equipment [Line Items]
Total	6,792	7,320
Pyxis Theta Vessel [Member] | Seventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	12,850	13,750
Pyxis Epsilon Vessel [Member] | Eighthone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	15,200	16,100
Pyxis Karteria Vessel [Member] | Tenthone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	12,100	13,150
Pyxis Lamda Vessel [Member] | Eleventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Total	$ 20,333	$ 21,680